Performance Management	Sep. 29, 2026
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Consumer Price Index, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, and two broad-based securities market indices. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Consumer Price Index, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, and two broad-based securities market indices.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.45% to 2024 annual performance.

2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 0.95% (1-day performance impact).

Bar Chart Closing [Text Block]	Highest Quarter: 7.89% 4Q 2022 Lowest Quarter: -16.05% 1Q 2020 Year-to-Date: 9.33% As of 6/30/20262
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	9.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.89%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III3				7/23/2003
Return Before Taxes	22.87%	7.90%	5.82%	7.46%
Return After Taxes on Distributions	21.50%	6.71%	4.79%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares	14.18%	5.90%	4.32%	5.66%
Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)	2.63%	4.49%	3.20%	2.59%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)	7.47%	2.52%	3.32%	3.57%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	3.28%
MSCI World Index4 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.09%	12.15%	12.17%	9.46%
1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.45% to 2024 annual performance.
2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 0.93% (1-day performance impact).
3 The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.
4 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividendreinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a composite index computed by GMO) and two broad-based securities market indices. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a composite index computed by GMO) and two broad-based securities market indices.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
1. Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.80% to 2024 annual performance.

2. Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 2.08% (1-day performance impact).

Bar Chart Closing [Text Block]	Highest Quarter: 11.55% 2Q 2020 Lowest Quarter: -16.75% 1Q 2020 Year-to-Date: 11.21% As of 6/30/20262
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	11.21%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	11.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1,3 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				6/28/1996
Return Before Taxes	23.41%	7.09%	7.15%	7.04%
Return After Taxes on Distributions	21.49%	5.41%	5.79%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	14.28%	4.93%	5.24%	5.11%
GMO Global Asset Allocation Index4 (Fund benchmark)	16.97%	7.15%	8.44%	6.26%
MSCI ACWI5 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.34%	11.19%	11.72%	7.73%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	4.33%
1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.80% to 2024 annual performance.
2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 2.10% (1-day performance impact).
3 The Fund commenced operations on June 28, 1996 with two classes of shares – (i) a class that has since terminated (the “Legacy Class”) and (ii) Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Legacy Class shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Legacy Class performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.
4 This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.
5 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Emerging Markets Fund | GMO Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	1. Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 10.07% (1-day performance impact).
Bar Chart Closing [Text Block]	Highest Quarter: 15.88% 2Q 2020 Lowest Quarter: -24.26% 1Q 2020 Year-to-Date: 35.74% As of 6/30/20261
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	35.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	15.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				12/9/1993
Return Before Taxes	33.82%	2.59%	6.97%	6.67%
Return After Taxes on Distributions	32.05%	1.13%	5.86%	5.38%
Return After Taxes on Distributions and Sale of Fund Shares	20.87%	1.66%	5.45%	5.56%
MSCI Emerging Markets Index2 (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)	33.57%	4.20%	8.42%	5.76%
1 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 10.07% (1-day performance impact).
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	1 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 9.55% (1-day performance impact).
Bar Chart Closing [Text Block]	Highest Quarter: 15.67% 4Q 2023 Lowest Quarter: -21.34% 1Q 2022 Year-to-Date: 47.64% As of 6/30/20261
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	47.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	15.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(21.34%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				11/17/2021
Return Before Taxes	31.85%	N/A	N/A	3.22%
Return After Taxes on Distributions	28.98%	N/A	N/A	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	20.66%	N/A	N/A	1.92%
MSCI Emerging Markets ex-China Index2 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)	34.61%	N/A	N/A	7.47%
1 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 9.51% (1-day performance impact).
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark, a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark, a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.42% to 2024 annual performance.

2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 0.37% (1-day performance impact).

Bar Chart Closing [Text Block]	Highest Quarter: 17.63% 2Q 2020 Lowest Quarter: -23.90% 1Q 2020 Year-to-Date: 15.15% As of 6/30/20262
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	15.15%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				6/16/2005
Return Before Taxes	28.39%	12.19%	11.23%	8.31%
Return After Taxes on Distributions	26.68%	10.00%	9.62%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares	17.34%	8.92%	8.68%	6.49%
MSCI World Index3 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.09%	12.15%	12.17%	8.76%
1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.42% to 2024 annual performance.
2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 0.20% (1-day performance impact).
3 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and a composite index computed by GMO that tracks historical changes in the Fund’s benchmark over time. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and a composite index computed by GMO that tracks historical changes in the Fund’s benchmark over time.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.28% to 2024 annual performance.

2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 3.03% (1-day performance impact).

Bar Chart Closing [Text Block]	Highest Quarter: 17.13% 2Q 2020 Lowest Quarter: -24.20% 1Q 2020 Year-to-Date: 17.83% As of 6/30/20262
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	17.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				11/26/1996
Return Before Taxes	29.16%	10.53%	10.42%	8.44%
Return After Taxes on Distributions	27.38%	8.61%	9.03%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	17.84%	7.67%	8.11%	6.36%
MSCI ACWI +3,4 (Composite index)	22.34%	11.19%	11.72%	7.64%
MSCI ACWI4 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.34%	11.19%	11.72%	7.59%
1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.28% to 2024 annual performance.
2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 1.39% (1-day performance impact).
3 The composite index provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite index.
4 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and an additional broad-based securities market index that was used as the Fund’s benchmark for periods prior to June 20, 2026. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and an additional broad-based securities market index that was used as the Fund’s benchmark for periods prior to June 20, 2026.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	1. Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.75% to 2024 annual performance.
Bar Chart Closing [Text Block]	Highest Quarter: 17.89% 4Q 2022 Lowest Quarter: -23.99% 1Q 2020 Year-to-Date: 17.62% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	17.62%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	17.89%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				6/5/2006
Return Before Taxes	43.73%	13.38%	10.12%	6.16%
Return After Taxes on Distributions	40.26%	11.57%	8.84%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares	26.78%	10.12%	7.92%	4.74%
MSCI World ex USA Index2,3 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	31.85%	9.47%	8.55%	5.25%
MSCI EAFE Index2,3 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	31.22%	8.93%	8.18%	5.12%

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.75% to 2024 annual performance.
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
3 Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund’s investment strategy.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark, a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark, a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
1. Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.51% to 2024 annual performance.

2. Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 6.60% (1-day performance impact).

Bar Chart Closing [Text Block]	Highest Quarter: 16.30% 2Q 2020 Lowest Quarter: -24.01% 1Q 2020 Year-to-Date: 22.90% As of 6/30/20262
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	22.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(24.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				10/11/1996
Return Before Taxes	40.90%	9.96%	9.07%	7.39%
Return After Taxes on Distributions	38.28%	8.22%	7.82%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	25.03%	7.35%	7.07%	5.78%
MSCI ACWI ex USA3 (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	32.39%	7.91%	8.41%	5.92%

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.51% to 2024 annual performance.
2 Returns include a substantial, one-time performance impact from the sale of Russian securities on May 5, 2026. The one-time sale of these securities contributed 3.03% (1-day performance impact).
3 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO International Equity Fund | GMO International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and an additional broad-based securities market index that was used as the Fund’s benchmark for periods prior to June 20, 2026. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (a broad-based securities market index) and an additional broad-based securities market index that was used as the Fund’s benchmark for periods prior to June 20, 2026.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	1. Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.25% to 2024 annual performance.
Bar Chart Closing [Text Block]	Highest Quarter: 18.56% 4Q 2022 Lowest Quarter: -23.97% 1Q 2020 Year-to-Date: 18.86% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	18.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	18.56%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(23.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				3/31/1987
Return Before Taxes	44.00%	14.51%	10.34%	8.14%
Return After Taxes on Distributions	41.55%	12.86%	9.15%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	26.76%	11.10%	8.13%	6.49%
MSCI World ex USA Index2,3 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	31.85%	9.47%	8.55%	5.95%
MSCI EAFE Index2,3 (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	31.22%	8.93%	8.18%	5.82%

1 Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.25% to 2024 annual performance.
2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
3 Effective June 20, 2026, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex USA Index because GMO believes that the MSCI World ex USA Index is more appropriate in light of the Fund’s investment strategy.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Quality Fund | GMO Quality Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 16.03% 2Q 2020 Lowest Quarter: -16.42% 1Q 2020 Year-to-Date: 5.74% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	5.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	16.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(16.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				2/6/2004
Return Before Taxes	19.69%	14.64%	15.95%	10.68%
Return After Taxes on Distributions	16.63%	12.61%	13.50%	8.81%
Return After Taxes on Distributions and Sale of Fund Shares	13.59%	11.30%	12.54%	8.42%
S&P 500 Index (returns reflect no deduction for fees, expenses, or taxes)	17.88%	14.43%	14.82%	10.62%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO U.S. Equity Fund | GMO U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).

Bar Chart Closing [Text Block]	Highest Quarter: 19.81% 2Q 2020 Lowest Quarter: -21.15% 1Q 2020 Year-to-Date: 14.57% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	14.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	19.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(21.15%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				9/18/1985
Return Before Taxes	22.22%	15.82%	13.97%	11.65%
Return After Taxes on Distributions	18.89%	11.86%	10.31%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares	15.20%	11.51%	10.19%	8.76%
S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)	17.02%	13.96%	14.46%	N/A

1 The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic equity market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based securities market index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic equity market.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 27.43% 4Q 2020 Lowest Quarter: -38.07% 1Q 2020 Year-to-Date: 20.47% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	20.47%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	27.43%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(38.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class VI				7/2/2019
Return Before Taxes	15.26%	12.91%	N/A	11.60%
Return After Taxes on Distributions	14.47%	9.36%	N/A	8.79%
Return After Taxes on Distributions and Sale of Fund Shares	9.59%	8.84%	N/A	8.18%
S&P SmallCap 600 Value Index (returns reflect no deduction for fees, expenses, or taxes)	6.70%	8.96%	N/A	8.84%
S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)	17.02%	13.96%	N/A	15.01%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark (a broad-based securities market index) over time. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark (a broad-based securities market index) over time.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 12.54% 2Q 2020 Lowest Quarter: -14.48% 1Q 2020 Year-to-Date: 9.45% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	9.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	12.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(14.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class III				4/19/1994
Return Before Taxes	20.51%	5.83%	6.96%	12.24%
Return After Taxes on Distributions	17.50%	2.08%	3.47%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.10%	2.66%	3.73%	7.58%
J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)	14.30%	1.78%	4.26%	8.40%
1 Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO High Yield Fund | GMO High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 7.50% 4Q 2023 Lowest Quarter: -11.21% 1Q 2020 Year-to-Date: 1.97% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	1.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.50%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(11.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class VI				6/25/2018
Return Before Taxes	9.39%	5.19%	N/A	5.93%
Return After Taxes on Distributions	6.98%	1.54%	N/A	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	5.55%	2.33%	N/A	3.12%
Markit iBoxx USD Liquid High Yield Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes, but are net of withholding tax on dividend reinvestments)	8.83%	4.34%	N/A	5.07%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	N/A	2.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Securitized Index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall fixed income market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Securitized Index and an additional comparative index intended solely to represent, in satisfaction of regulatory requirements, the overall fixed income market.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1. The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.

Bar Chart Closing [Text Block]	Highest Quarter: 4.55% 2Q 2020 Lowest Quarter: -4.05% 1Q 2020 Year-to-Date: 1.34% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	1.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	4.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(4.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1,2 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class VI				10/03/2011
Return Before Taxes	6.47%	4.02%	4.28%	4.64%
Return After Taxes on Distributions	4.33%	2.08%	2.49%	3.01%
Return After Taxes on Distributions and Sales of Fund Shares	3.80%	2.24%	2.52%	2.94%
Bloomberg U.S. Securitized Index (returns reflect no deduction for fees, expenses, or taxes)	8.49%	0.22%	1.68%	1.86%
Bloomberg U.S. Aggregate Index (returns reflect no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	2.05%

1 The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.
2 On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of  $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the FTSE 3-Month Treasury Bill Index and a broad-based securities market index. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the FTSE 3-Month Treasury Bill Index and a broad-based securities market index.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares1 Years Ending December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]

1. The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund’s principal investment strategies, effective January 31, 2025.

Bar Chart Closing [Text Block]	Highest Quarter: 7.38% 4Q 2025 Lowest Quarter: -6.99% 1Q 2020 Year-to-Date: 0.55% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	0.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	7.38%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(6.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns1 Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class VI				5/1/2019
Return Before Taxes	15.16%	3.19%	N/A	2.76%
Return After Taxes on Distributions	11.69%	1.69%	N/A	1.35%
Return After Taxes on Distributions and Sale of Fund Shares	9.39%	1.95%	N/A	1.62%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.40%	3.31%	N/A	2.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	N/A	1.64%

1 The performance information (before and after taxes) for all periods prior to January 31, 2025 was achieved prior to the change in the Fund’s principal investment strategies, effective January 31, 2025.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market.
Performance One Year or Less [Text]	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Bar Chart [Heading]	Annual Total Returns/Class VI Shares Years Ending December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: 1.49% 2Q 2023 Lowest Quarter: -0.31% 1Q 2022 Year-to-Date: 1.60% As of 6/30/2026
Year to Date Return, Label [Optional Text]	Year-to-Date:
Bar Chart, Year to Date Return	1.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	1.49%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(0.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods Ending December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance [Table]
	1 Year	5 Years	10 Years	Incept.
Class VI				3/17/2009
Return Before Taxes	4.44%	3.17%	2.26%	1.39%
Return After Taxes on Distributions	2.69%	1.82%	1.33%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares	2.61%	1.84%	1.33%	0.82%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees, expenses, or taxes)	4.40%	3.31%	2.23%	1.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%	2.98%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(returns reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.gmo.com/americas/investment-capabilities/etfs/